INVENTORIES	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 3:-	INVENTORIES

a.	Inventories are comprised of the following:

	December 31,
	2024	2023

Raw materials, parts and supplies	$16,291	$11,993
Work in progress and assembled raw materials	10,335	9,392
Finished products	12,264	17,140

	$38,890	$38,525

b.	Inventory net write-offs amounted to $2,612, $3,674 and $2,805 for the years ended December 31, 2024, 2023 and 2022, respectively.